Organization and principal activities (Tables)	12 Months Ended
Dec. 31, 2019
Organization and principal activities
Schedule of principal subsidiaries and VIEs
As of December 31, 201
9
, the Company’s principal subsidiaries, VIEs are as follows:

	Date of incorporation/ establishment	Place of incorporation/ establishment	Percentage of direct/indirect ownership
Wholly owned subsidiaries
Wuhan Douyu Education Consulting Co., Ltd.	November 9, 2016	Wuhan	100%
Wuhan Yuwan Culture Media Co., Ltd.	June 28, 2016	Wuhan	100%
Wuhan Yuxing Tianxia Culture Media Co., Ltd.	June 24, 2016	Wuhan	100%
Wuhan Yuyin Raoliang Culture Co., Ltd.	June 23, 2016	Wuhan	100%
Wuhan Yu Leyou Internet Technology Co., Ltd.	November 9, 2016	Wuhan	100%
Wuhan Xiaoyu Chuhai Internet Technology Co., Ltd.	January 5, 2017	Wuhan	100%
Wuhan Douyu Yule Internet Technology Co., Ltd. (“Wuhan Yule”)	April 2, 2018	Wuhan	100%
DouYu Network Inc.	January 12, 2018	The British Virgin Islands	100%
Douyu Hongkong Limited	January 24, 2018	Hong Kong	100%
Gogo Global Holding Limited	October 8, 2018	Cayman	71.06%
VIEs
Wuhan Ouyue Online TV Co., Ltd. (“Wuhan Ouyue”)	February 3, 2016	Wuhan	100%
Wuhan Douyu Network Technology Co., Ltd.	May 8, 2015	Wuhan	100%